Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management Objectives and Policies [Abstract]
Schedule of Gross Carrying Amounts for Financial Assets
	12-month ECLs	Lifetime ECLs
				Simplified
	Stage 1	Stage 2	Stage 3	approach	Total
	US$	US$	US$	US$	US$
December 31, 2024
Accounts receivable*	-	-	-	13,644,371	13,644,371
Contract assets*	-	-	-	11,825,444	11,825,444
Financial assets included in deposits and other receivables
- Normal**	639,444	-	-	-	639,444
Pledged bank deposits
- Not yet past due	185,336	-	-	-	185,336
Cash and cash equivalents
- Not yet past due	42,521,520	-	-	-	42,521,520
	43,346,300	-	-	25,469,815	68,816,115
December 31, 2023
Accounts receivable*	-	-	-	17,346,035	17,346,035
Contract assets*	-	-	-	16,024,969	16,024,969
Financial assets included in deposits and other receivables
- Normal**	808,679	-	-	-	808,679
Pledged bank deposits
- Not yet past due	188,745	-	-	-	188,745
Cash and cash equivalents
- Not yet past due	68,641,016	-	-	-	68,641,016
	69,638,440	-	-	33,371,004	103,009,444

*	For accounts receivable and contract assets to which the Group applies the simplified approach for impairment, information is disclosed in notes 14 and 15 to the financial statements.

**	The credit quality of financial assets included in deposits and other receivables is considered to be “normal” when it is not past due and there is no information indicating that the financials had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Schedule of Financial Liabilities

The maturity profile of the Group’s financial liabilities as at the end of the reporting period, based on the contractual undiscounted payments, is as follows:

	Within 1 year or on demand	1 to 5 years	Total
	US$	US$	US$
2024
Lease liabilities	469,930	304,338	774,268
Financial liabilities included in accounts and other payable	27,403,211	-	27,403,211
	27,873,141	304,338	28,177,479
2023
Lease liabilities	591,361	33,081	624,442
Financial liabilities included in accounts and other payable	29,504,114	-	29,504,114
	30,095,475	33,081	30,128,556

Schedule of Exchange Rates

The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the SGD, TWD, MYR, PHP, THB and IDR exchange rates, with all other variables held constant, of the Group’s loss before tax. As HK$ is pegged to US$, the directors of the Company anticipate that there will be no significant movements in the US$/HK$ exchange rates and the exposure on US$ will not be material.

	2024		2023
	Increase/	Increase/	Increase/	Increase/
	(decrease) in	(decrease)	(decrease) in	(decrease)
	foreign	in loss	foreign	in loss
	exchange rate	after tax	exchange rate	after tax
	US$		US$
SGD	3%	(1,527,154)	3%	(1,477,961)
	(3)%	1,527,154	(3)%	1,477,961
TWD	3%	(500,404)	3%	(474,534)
	(3)%	500,404	(3)%	474,534
MYR	3%	(196,365)	3%	(402,719)
	(3)%	196,365	(3)%	402,719
PHP	3%	(635,994)	3%	(576,565)
	(3)%	635,994	(3)%	576,565
THB	3%	(328,388)	3%	(329,276)
	(3)%	328,388	(3)%	329,276
IDR	3%	(183,444)	3%	(184,116)
	(3)%	183,444	(3)%	184,116